Summary of Significant Accounting Policies (Details)		12 Months Ended
	Oct. 14, 2024 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 13,190		$ 431,307
Net (loss) income		(6,876,830)		(1,035,751)	$ 1,354,538
Operating activities		1,655,162
Private Placement		$ 2,750,000
Percentage of future events		70.00%
Accounts receivable write off
Bad debts allowance		2,118,509		1,980,245
Allowance for credit losses		74,622	[1]	713
Impairment of long-lived assets
Operation cost and expenses		7,686,803		1,460,517	$ 690,409
Deferred tax assets on tax loss carry-forwards		5,620		31,456
Deferred tax liabilities		$ 11,390		$ 14,415
Percentage of tax benefit		50.00%
Exchange rates		7.776		7.831
Average exchange rates		7.8138		7.8283	7.8273
Dilutive effect
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement period of acquisition date		1 year
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 88		$ 87,160
Percentage of management fee		0.40%
Minimum [Member] | Prestige Capital Markets Fund I L.P., [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee		1.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee		1.50%
Maximum [Member] | Prestige Capital Markets Fund I L.P., [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee		2.50%
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Private Placement	$ 3,000,000

[1]	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2024 and 2023, the allowance for credit losses were $74,622 and $713, respectively.